Subsequent Events	12 Months Ended
Dec. 31, 2016
Millburn Multi-Markets Fund L.P. [Member]
Subsequent Events
10.	SUBSEQUENT EVENTS

During the period from January 1, 2017 to March 22, 2017, contributions of $9,339,400 were made to the Partnership and withdrawals of $3,090,221 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 22, 2017, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.

Millburn Multi-Markets Trading L.P. [Member]
Subsequent Events
10.	SUBSEQUENT EVENTS

During the period from January 1, 2017 to March 22, 2017, contributions of $160,539,400 were made to the Partnership and withdrawals of $3,090,221 were made from the Partnership. The General Partner has performed its evaluation of subsequent events through March 22, 2017, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required disclosure or adjustment to the financial statements.